Note 9 - Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Income Tax Disclosure [Text Block]
8.	Income taxes

The Company files income tax returns in the United States federal jurisdiction and various state and foreign jurisdictions. The Company is no longer subject to United States federal and state and non-United States income tax examinations by tax authorities for years before 2006.

At September 30, 2015, the Company had federal net operating loss (“NOL”) carryforwards of $66,038,028 for tax years through the year ended December 31, 2014, that will begin to expire in 2025. The use of deferred tax assets, including federal net operating losses, is limited to future taxable earnings. Based on the required analysis of future taxable income under the provisions of ASC 740,
Income Taxes
, the Company’s management believes that there is not sufficient evidence at September 30, 2015 indicating that the results of operations will generate sufficient taxable income to realize the net deferred tax asset in years beyond 2015. As a result, a valuation allowance was provided for the entire net deferred tax asset related to future years, including NOL carryforwards.

The Company’s ability to use its NOL carryforwards could be limited and subject to annual limitations. In connection with future offerings, the Company may realize a “more than 50% change in ownership” which could further limit its ability to use its NOL carryforwards accumulated to date to reduce future taxable income and tax liabilities. Additionally, because United States tax laws limit the time during which NOL carryforwards may be applied against future taxable income and tax liabilities, the Company may not be able to take advantage of all or portions of its NOL carryforwards for federal income tax purposes.

9.	Income taxes

The Company files income tax returns in the United States federal jurisdiction and various state and foreign jurisdictions. The Company is no longer subject to United States federal and state and non-United States income tax examinations by tax authorities for years before 2007.

Deferred income taxes are provided for temporary differences between the carrying amounts and tax basis of assets and liabilities. Deferred taxes are classified as current or noncurrent based on the financial statement classification of the related asset or liability giving rise to the temporary difference. For those deferred tax assets or liabilities (such as the tax effect of the net operating loss carryforwards) which do not relate to a financial statement asset or liability, the classification is based on the expected reversal date of the temporary difference.

The income tax provision (benefit) from continuing operations consists of the following at December 31, 2014 and 2013:

	2014	2013
Current:
Federal	$-	$-
State	-	-
Foreign	-	-
	-	-
Deferred:
Federal	(2,198,311)	(2,116,355)
State	(241,530)	(232,525)
Foreign	9,532	9,144
Change in valuation allowance	2,430,309	2,339,736
	$-	$-

The income tax provision (benefit) amounts differ from the amounts computed by applying the United States federal statutory income tax rate of 35% to pretax income (loss) from continuing operations as a result of the following for the years ended December 31, 2014 and 2013:

	2014	2013

Tax expense (benefit) at statutory rate	$(2,090,928)	$(4,184,174)
Increase (reduction) in income taxes resulting from:
State income taxes (benefit), net of federal benefit	(148,758)	(297,680)
Non-deductible gain on warrant valuation adjustment	(156,011)	-
Non-deductible expenses on extinguishment of Senior Secured Notes	-	1,912,763
Income from foreign subsidiaries	16,616	22,746
Change in valuation allowance - United States	2,439,840	2,348,881
Other	(60,759)	197,464
Income tax expense (benefit)	$-	$-

The tax effects of temporary differences that give rise to the deferred tax assets at December 31, 2014 and 2013 are as follows:

	2014	2013
Deferred tax assets:
Net operating loss carryforwards	$24,919,846	$22,376,888
Net operating loss carryforwards - foreign	129,997	139,529
Excess of tax basis over book value of property and equipment	20,685	30,441
Excess of tax basis over book value of intangible assets	439,569	435,541
Stock-based compensation	3,447,183	3,396,235
Accrued employee compensation	37,736	186,791
Captialized equity costs	75,471	75,471
Inventory reserve	31,661	30,943
	29,102,148	26,671,839
Valuation allowance	(29,102,148)	(26,671,839)
Net deferred tax assets	$-	$-

The Company’s ability to use its net operating loss carryforwards could be limited and subject to annual limitations. In connection with future offerings, the Company may realize a “more than 50% change in ownership” which could further limit its ability to use its net operating loss carryforwards accumulated to date to reduce future taxable income and tax liabilities. Additionally, because United States tax laws limit the time during which net operating loss carryforwards may be applied against future taxable income and tax liabilities, the Company may not be able to take advantage of all or portions of its net operating loss carryforwards for federal income tax purposes.

The federal net operating loss carryforwards at December 31, 2014 will expire as follows:

Years ending December 31,	Amount

2025	$1,376,740
2026	7,291,084
2027	12,280,771
2028	6,922,963
2029	4,816,700
2030	7,667,557
2031	8,816,976
2032	4,768,716
2033	5,413,661
2034	6,682,860
Total	$66,038,028